UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:
       Dreyfus Basic Municipal Fund, Inc.
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-6377

     Securities Act File Number:  33-42162

4(a).     Last day of fiscal year for which this notice is filed:
          August 31, 1997

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
          90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
          filing this Form.

  DREYFUS BASIC INTERMEDIATE MUNICIPAL BOND FUND
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $65,651,000
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 47,723,666
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $N/A
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$47,723,666
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $17,927,334
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(    -0-        )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration         x   1/3300
          fee (See Instruction C.9):                      --------------

   (viii) Registration fee due (multiply Item 5(v)        =$5,432.53
          by Item 5(vii) (enter "0" if no fee is          ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1995, then report the amount of securities (number of shares or other units) deducted
     here:               .  If there is a number of shares or other units
     that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
     here:               .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   5,432.53
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means


                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:
       Dreyfus Basic Municipal Fund, Inc.
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-6377

     Securities Act File Number:  33-42162

4(a).     Last day of fiscal year for which this notice is filed:
          August 31, 1997

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
          90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
          filing this Form.

  DREYFUS BASIC MUNICIPAL BOND FUND
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $138,946,880
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 84,781,047
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $N/A
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$84,781,047
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $54,165,833
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(    -0-        )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   1/3300
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$16,413.89
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1995, then report the amount of securities (number of shares or other units) deducted
     here:               .  If there is a number of shares or other units
     that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
     here:               .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   16,413.89
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means

                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:
       Dreyfus Basic Municipal Fund, Inc.
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-6377

     Securities Act File Number:  33-42162

4(a).     Last day of fiscal year for which this notice is filed:
          August 31, 1997

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
          90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
          filing this Form.

  DREYFUS BASIC MUNICIPAL MONEY MARKET FUND
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $602,635,519
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 1,018,772,664
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $N/A
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$1,018,772,664
          Items 5(ii) and 5(iii):                         ---------------

      (v) Net Sales - if Item 5(I) is greater than        $
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(416,137,145  )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration         x   1/3300
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$     -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1995, then report the amount of securities (number of shares or other units) deducted here: 295,446,798. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     -0-               .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   -0-
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means

                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:
       Dreyfus Basic Municipal Fund, Inc.
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-6377

     Securities Act File Number:  33-42162

4(a).     Last day of fiscal year for which this notice is filed:
          August 31, 1997

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
          90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
          filing this Form.

  DREYFUS BASIC NEW JERSEY MUNICIPAL MONEY MARKET FUND
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $115,343,118
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 79,037,488
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $N/A
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$79,037,488
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $36,305,630
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(   -0-       )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   1/3300
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ 11,001.71
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1995, then report the amount of securities (number of shares or other units) deducted here: 295,446,798. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     -0-               .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   11,001.71
                                                              =============
     TOTAL FOR ALL FUNDS                                  =$   32,848.13
                                                              ============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository: October 29, 1997


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means




                                SIGNATURES


     This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



     By (Signature and Title)*

                              /s/ Elizabeth A. Keeley, Vice President


     Date:November 12, 1997


* Please print the name and title of the signing officer below the signature.